Employee benefit expenses	12 Months Ended
Dec. 31, 2020
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Employee benefit expenses

7.   Employee benefit expenses

	2020	2019	2018
Wages and salaries (*)	2,820,500	2,434,790	1,968,882
Employee termination benefits (**)	38,879	31,799	29,140
Defined contribution plans	14,677	12,785	9,361
	2,874,056	2,479,374	2,007,383

(*)   Wages and salaries include compulsory social security contributions, bonuses and share based payments.

(**) Remeasurements of employee termination benefits for the years ended 31 December 2020, 2019 and 2018 amounting to TL 37,230, TL 36,385 and TL (12,699) respectively are reflected in other comprehensive income.

Employee benefit expenses are recognized in cost of revenue, selling and marketing expenses and administrative expenses.